Prepaid expenses and deposits	12 Months Ended
Mar. 31, 2012
Prepaid expenses and deposits/Other assets [Abstract]
Prepaid expenses and deposits

10. Prepaid expenses and deposits

Current:
	March 31, 2012	March 31, 2011
Prepaid insurance and property taxes	$1,257	$1,022
Prepaid lease payments	4,624	6,203
Prepaid interest	434	1,044
	$6,315	$8,269
Long term:
	March 31, 2012	March 31, 2011
Prepaid lease payments (note 12(a))	$895	$2,354